Stock Compensation - Summary of Options by Exercise Price Range (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	419,751	339,701	423,118	403,118
Weighted average remaining contractual life, Options outstanding	4 years 3 months 11 days	3 years 11 months 16 days	4 years 4 days	4 years 9 months 11 days
Weighted average exercise price per option, Outstanding	$ 14.96	$ 17.66	$ 18.00	$ 18.44
Number of options, Exercisable	369,752	287,452	365,369
Weighted average exercise price per option, Exercisable	$ 13.41	$ 16.06	$ 16.90
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	86,000
Range of exercise price per option, Outstanding	$ 4.75
Weighted average remaining contractual life, Options outstanding	9 years 3 months 22 days
Weighted average exercise price per option, Outstanding	$ 4.75
Number of options, Exercisable	82,250
Weighted average exercise price per option, Exercisable	$ 4.75
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	20,000
Range of exercise price per option, Outstanding	$ 8.99
Weighted average remaining contractual life, Options outstanding	6 years 8 months 12 days
Weighted average exercise price per option, Outstanding	$ 8.99
Number of options, Exercisable	15,000
Weighted average exercise price per option, Exercisable	$ 8.99
Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	248,251
Range of exercise price per option, Outstanding, Minimum	$ 13.20
Range of exercise price per option, Outstanding, Maximum	$ 15.60
Weighted average remaining contractual life, Options outstanding	3 years 3 months 15 days
Weighted average exercise price per option, Outstanding	$ 14.87
Number of options, Exercisable	248,251
Weighted average exercise price per option, Exercisable	$ 14.87
Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	65,500
Range of exercise price per option, Outstanding, Minimum	$ 30.40
Range of exercise price per option, Outstanding, Maximum	$ 30.56
Weighted average remaining contractual life, Options outstanding	8 months 12 days
Weighted average exercise price per option, Outstanding	$ 30.55
Number of options, Exercisable	24,251
Weighted average exercise price per option, Exercisable	$ 30.54